Consolidated Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Real Estate [Abstract]
Consolidated Real Estate Properties Disclosure [Text Block]

Note 4 — Consolidated Investments

As of June 30, 2014, the major components of our consolidated real estate properties, Springhouse at Newport News, Grove at Waterford, Enders Place at Baldwin Park, MDA Apartments, Village Green of Ann Arbor, a mid-rise community in development known as 23Hundred @ Berry Hill, North Park Towers and Lansbrook Village, were as follows:

Property	Land	Building and Improvements	Construction in Progress	Furniture, Fixtures and Equipment	Totals
MDA	$9,500,000	$51,557,101	$—	$659,685	$61,716,786
Lansbrook	6,912,000	49,456,641	—	1,175,860	57,544,501
Village Green Ann Arbor	4,200,000	51,290,114	84,723	1,017,273	56,592,110
Springhouse	6,500,000	27,693,513	—	1,167,771	35,361,284
23Hundred@Berry Hill	5,000,000	20,738,728	4,377,453	1,529,487	31,645,668
Grove	3,800,000	24,594,797	2,273	827,780	29,224,850
Enders	5,453,486	22,108,049	—	1,176,975	28,738,510
North Park Towers	1,400,000	13,085,628	—	522,152	15,007,780
	$42,765,486	$260,524,571	$4,464,449	$8,076,983	$315,831,489
Less: Accumulated Depreciation	—	6,670,129	—	1,055,638	7,725,767
Totals	$42,765,486	$253,854,442	$4,464,449	$7,021,345	$308,105,722
Depreciation expense was $2,174,242 and $3,393,465 for the three and six months ended June 30, 2014, respectively and $1,067,163 and $2,130,930 for the three and six months ended June 30, 2013, respectively.
Costs of intangibles related to our consolidated investments in real estate consist of the value of in-place leases and deferred financing costs. In-place leases are amortized over the remaining term of the in-place leases, approximately a six-month term, and deferred financing costs are amortized over the life of the related loan. Amortization expense related to our in-place leases and deferred financing costs was $1,663,481 and $1,735,864 for the three and six months ended June 30, 2014, respectively. Amortization expense related to our in-place leases and deferred financing costs was $408,704 and $1,224,488 for the three and six months ended June 30, 2013, respectively.
Substantially concurrently with the completion of the IPO, we completed a series of related contribution transactions pursuant to which we acquired indirect equity interests in four apartment properties, and a 100% fee simple interest in a fifth apartment property for an aggregate asset value of $152.3 million (inclusive of Oak Crest which is accounted for under the equity method and Springhouse, which has been reported as consolidated for the periods presented). Since the completion of the IPO, the Company purchased an additional property for $58.6 million and made an aggregate of $10.2 million in preferred equity investments in two development projects. The total projected development cost for the two development projects, comprised of 636 units including land acquisition, is approximately $118.6 million.

Note 5 — Consolidated Investments

As of December 31, 2013, the major components of the Company’s consolidated real estate properties, Springhouse at Newport News, The Reserve at Creekside Village, Enders Place at Baldwin Park, 23Hundred @ Berry Hill and MDA Apartments, were as follows:

Property	Land	Building and Improvements	Construction in Progress	Furniture, Fixtures and Equipment	Totals
Springhouse	$6,500,000	$27,663,473	$—	$1,107,824	$35,271,297
Creekside	1,920,000	17,953,935	—	491,111	20,365,046
Enders	4,750,000	19,262,413	—	908,405	24,920,818
Berry Hill	5,000,000	4,286,905	16,695,988	310,055	26,292,948
MDA	9,500,000	51,547,961	—	615,980	61,663,941
	$27,670,000	$120,714,687	$16,695,988	$3,433,375	$168,514,050
Less: Accumulated Depreciation	—	(4,807,728)	—	(700,977)	(5,508,705)
Totals	$27,670,000	$115,906,959	$16,695,988	$2,732,398	$163,005,345

Depreciation expense was $4,358,584 and $1,150,477 for the years ended December 31, 2013 and 2012, respectively.

Costs of intangibles related to the Company’s consolidated investments in real estate consist of the value of in-place leases and deferred financing costs. In-place leases are amortized over the remaining term of the in-place leases, approximately a six-month term, and deferred financing costs are amortized over the life of   the related loan. Amortization expense related to the Company’s in-place leases and deferred financing costs was $1,454,192 and $1,685,593 for the years ended December 31, 2013 and 2012, respectively.

Operating Leases

The Company’s real estate assets are leased to tenants under operating leases for which the terms and expirations vary. The leases may have provisions to extend the lease agreements, options for early termination after paying a specified penalty and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the consolidated real estate assets leased to tenants. Generally, upon the execution of a lease, the Company requires security deposits from tenants in the form of a cash deposit. Amounts required as a security deposit vary depending upon the terms of the respective leases and the creditworthiness of the tenant, but generally are not significant amounts. Therefore, exposure to credit risk exists to the extent that a receivable from a tenant exceeds the amount of its security deposit. Security deposits received in cash related to tenant leases are included in other liabilities in the accompanying consolidated balance sheets and totaled $234,184 and $234,370 as of December 31, 2013 and 2012, respectively, for the Company’s consolidated real estate properties. No individual tenant represents over 10% of the Company’s annualized base rent for the consolidated real estate properties.